Liabilities arising from securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Bonds issued	R$ 13,612,088	R$ 14,508,127	R$ 12,952,066
Bonds 01 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2018
Maturity	2025
Interest rate (p.a.)	Up to 6.4% + CDI
Bonds issued			306,253
Bonds 02 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2019
Maturity	2027
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued		32,204	1,189,699
Bonds 03 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2020
Maturity	2027
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued		90,069	3,363,551
Bonds 04 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2021
Maturity	2031
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 3,337,315	6,306,335	R$ 8,092,563
Bonds 05 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2022
Maturity	2035
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 1,918,929	R$ 8,079,519
Bonds 06 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2023
Maturity	2033
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 8,355,844